long-term debt - Long-term debt maturities - (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Long-term debt maturities
Total	CAD 22,459	CAD 21,221
Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	19,762	18,822
Composite long-term debt
Long-term debt maturities
Total	13,862
Total	6,014
Total	19,876
U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	2,867
Future cash outflows in respect of associated interest and like carrying costs	490
Undiscounted contractual maturities	3,357
U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments - Derivative Liabilities	(2,524)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	(431)
Undiscounted contractual maturities - Derivative Liabilities, Receive	(2,955)
U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments - Derivative Liabilities	2,620
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	449
Undiscounted contractual maturities - Derivative Liabilities, Pay	3,069
U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	2,963
Total	508
Total	3,471
Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	10,899
Future cash outflows in respect of associated interest and like carrying costs	5,506
Undiscounted contractual maturities	16,405
First year
Long-term debt maturities
Total	4,360	3,872
First year | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	1,928	1,832
First year | Composite long-term debt
Long-term debt maturities
Total	1,413
First year | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	1,147
First year | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments - Derivative Liabilities	(1,144)
First year | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments - Derivative Liabilities	1,160
First year | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	1,163
First year | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	250
2 years hence
Long-term debt maturities
Total	1,573	1,079
2 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	1,531	750
2 years hence | Composite long-term debt
Long-term debt maturities
Total	1,008
2 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	8
2 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	8
2 years hence | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	1,000
3 years hence
Long-term debt maturities
Total	1,501	1,514
3 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	1,480	1,498
3 years hence | Composite long-term debt
Long-term debt maturities
Total	1,008
3 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	8
3 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	8
3 years hence | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	1,000
4 years hence
Long-term debt maturities
Total	1,558	1,456
4 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	1,480	1,447
4 years hence | Composite long-term debt
Long-term debt maturities
Total	1,083
4 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	8
4 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	8
4 years hence | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	1,075
5 years hence
Long-term debt maturities
Total	1,933	1,720
5 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	1,913	1,711
5 years hence | Composite long-term debt
Long-term debt maturities
Total	1,565
5 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	316
5 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	316
5 years hence | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	1,249
Thereafter
Long-term debt maturities
Total	11,534	11,580
Thereafter | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	11,430	CAD 11,584
Thereafter | Composite long-term debt
Long-term debt maturities
Total	7,785
Thereafter | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	1,380
Thereafter | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments - Derivative Liabilities	(1,380)
Thereafter | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments - Derivative Liabilities	1,460
Thereafter | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	1,460
Thereafter | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	CAD 6,325